Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits:
Net decrease in net assets available for benefits per the financial statements	$ (85,500)	$ (13,537,300)
Changes in deemed distributions	19,000.0	(10,100)
Net loss per Form 5500	$ (66,500)	$ (13,547,400)